EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital
	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par	—	—	—	—
200,000,000 ordinary shares, no par	—	—	—	—

Issued and fully paid:
24,910,916 (2016: 24,910,916) common shares, no par
common shares, no par	312,081	312,081	312,081	47,963

Schedule of Other Capital Reserves
Other capital reserves
CNY

At January 1, 2015	636,960
Deemed contribution from a related party*	55,558
At December 31, 2015, 2016 and 2017	692,518
At December 31, 2017 (US$)	106,432

*	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million indebtedness owed to it by Double Grow (Note 5).